CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2011
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS

14.                   CAPITAL LEASE OBLIGATIONS

Certain computer equipment and optical fibers were acquired through capital leases entered into by the Company. Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

2011	7,987	—	—
2012	4,555	5,466	869

Total minimum lease payments	12,542	5,466	869
Less: amount representing interest	(658)	(119)	(19)

Present value of remaining minimum lease payments	11,884	5,347	850